PREPAYMENTS ON VESSELS (Tables)	6 Months Ended
Jun. 30, 2022
PREPAYMENTS ON VESSELS
Schedule of prepayments on vessels

USDm	30 June 2022	30 June 2021	31 December 2021

Balance as of beginning of period	12.0	12.0	12.0
Additions	43.1	22.8	78.6
Transferred to vessels	(50.8)	(1.6)	(78.6)
Carrying amount	4.3	33.2	12.0